RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
8.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties are as follows:

	December 31	December 31
Payables to related parties	2025	2024
Key management personnel ("KMP") (a)	$51	$48
HDSI (b)	104	219
RSU Liabilities (note 6(e))	1,402	–
Total	$1,557	$267

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation. Details between the Group and other related parties are disclosed below.

(a)	Transactions and Balances with Key Management Personnel

The aggregate value of transactions with KMP, which are the Group’s directors and the Chief Executive Officer ("CEO") and senior management: the Chief Financial Officer ("CFO"), Group Secretary and General Counsel, Executive Vice President ("EVP"), Environment and Sustainability, EVP, Corporate Development, EVP, Investor Relations, Vice President ("VP"), Engineering, and the Pebble Partnership’s CEO, VP, Public Affairs and Senior Permitting Advisor, was as follows for the years ended December 31, 2025 and 2024:

Transaction	2025	2024
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,133	$1,949
Amounts paid and payable to KMP [2]	1,969	2,020
	4,102	3,969
Share-based compensation [3]	1,452	27
Total compensation	$5,554	$3,996

Notes to table:

1. The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through HDSI (refer (b) below).

2. Represents short-term employee benefits, including cash director’s fees paid to the Group’s independent directors, and salaries paid and payable to the Pebble Partnership’s CEO, VP, Public Affairs and Senior Permitting Advisor.

3. SBC relates to DSUs and RSUs granted during the respective periods (notes 6(d)-(e)).

During the year ended December 31, 2025, 2,236,000 (2024 – Nil) options were exercised by KMP with a weighted average exercise price of $1.53 and a weighted average market price on exercise of $2.56 for proceeds to the Group of $3,414.

(b)	Transactions and Balances with other Related Parties

HDSI is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement. The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services. HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost. Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the years ended December 31, 2025, and 2024, transactions with HDSI were as follows:

Transactions	2025	2024
Services rendered by HDSI:
Technical [1]
Engineering	$264	$187
Environmental	121	60
Other technical services	53	38
	438	285
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,582	2,530
Shareholder communication	583	596
	3,165	3,126

Total for services rendered	3,603	3,411

Reimbursement of third-party expenses
Conferences and travel	294	221
Insurance	74	74
Office supplies and information technology [2]	545	557
Total reimbursed	913	852

Total	$4,516	$4,263

Notes to table:

1. Included in exploration and evaluation expenses.

2. Includes payments made for the use of offices and shared space of $175 (2024 – $173). The Group signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026. As of December 31, 2025, the remaining undiscounted commitment was $35 (note 15(d)).

Pursuant to the management services agreement between HDSI and the Group, following a change of control, the Group is subject to termination payments if the management services agreement is terminated. The Group will be required to pay HDSI $2,800 and an aggregate amount equal to six months of annual salaries payable to certain individual service providers under the management services agreement and their respective employment agreements with HDSI.